Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Feb. 01, 2024	Jan. 31, 2024	Nov. 01, 2023	Oct. 31, 2023	Apr. 30, 2023	Feb. 01, 2023	Jan. 31, 2023	Nov. 01, 2022	Oct. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	$ 82,190				$ 87,382
Derivatives	69,742				71,640
Netted Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	20	$ 10	$ 10	$ 22	22	$ 20	$ 31	$ 31	$ 50	$ 50
Derivatives	$ 192	$ 186	$ 186	$ 176	$ 176	$ 217	$ 239	$ 239	$ 234	$ 234